Other accrued expenses	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Other accrued expenses
Other accrued expenses
Other accrued expenses that were greater than five percent of total current liabilities consisted of customer prepayments and deposits, which were $97.7 million and $84.6 million as of December 31, 2017 and 2016, respectively.